CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
REVENUES
Neurometric information services	$ 25,200	$ 29,200	$ 57,200	$ 56,400	$ 111,400	$ 136,100
Clinical services	188,900	162,600	341,200	283,200	634,500	502,400
Sales Revenue, Services, Net	214,100	191,800	398,400	339,600	745,900	638,500
OPERATING EXPENSES
Cost of neurometric services revenues	35,900	36,500	75,100	72,500	147,100	135,100
Research	67,400	119,300	137,100	330,300	482,800	738,800
Product development	162,800	116,400	275,300	260,800	442,000	381,700
Sales and marketing	315,000	347,500	645,100	594,300	1,231,500	870,900
General and administrative	1,051,000	1,079,200	2,112,000	2,133,100	4,271,900	5,017,000
Total operating expenses	1,632,100	1,698,900	3,244,600	3,391,000	6,575,300	7,143,500
OPERATING LOSS	(1,418,000)	(1,507,100)	(2,846,200)	(3,051,400)	(5,829,400)	(6,505,000)
OTHER INCOME (EXPENSE):
Interest income (expense), net	(1,135,700)	(1,329,100)	(2,617,700)	(3,956,100)	(7,567,000)	(360,500)
Loss on extinguishment of debt					(1,968,000)	(1,094,300)
Financing fees	(106,200)	(146,700)	(151,500)	(289,300)	(348,600)	(213,400)
Offering costs	(900)	0	(7,700)	0	(437,800)	0
Other non-operating income					458,800	0
Gain (Loss) on derivative liabilities	(5,733,700)	(3,963,400)	(5,501,700)	254,200	6,826,700	0
Total other income (expense)	(6,976,500)	(5,439,200)	(8,278,600)	(3,991,200)	(3,035,900)	(1,668,200)
LOSS BEFORE PROVISION FOR INCOME TAXES	(8,394,500)	(6,946,300)	(11,124,800)	(7,042,600)	(8,865,300)	(8,173,200)
Income taxes	0	0	900	1,300	1,300	800
NET LOSS	$ (8,394,500)	$ (6,946,300)	$ (11,125,700)	$ (7,043,900)	$ (8,866,600)	$ (8,174,000)
NET LOSS PER SHARE:
Basic (in dollars per share)	$ (4.48)	$ (3.72)	$ (5.94)	$ (3.77)	$ (4.74)	$ (4.69)
Diluted (in dollars per share)	$ (4.48)	$ (3.72)	$ (5.94)	$ (3.77)	$ (4.74)	$ (4.69)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic (in shares)	1,873,948	1,867,464	1,873,766	1,867,690	1,869,038	1,742,570
Diluted (in shares)	1,873,948	1,867,464	1,873,766	1,867,690	1,869,038	1,742,570